UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/Michael Kostolansky       Greenwich, CT          November 11, 2009
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $119,582 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

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
                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs     Sole    Shared None
ALLEGHENY TECHNOLOGIES INC     COMMON             01741R102      1,508       43,100 SH       DEFINED           43,100
BARRETT BILL CORP              NOTE 5.000% 3/1    06846NAA2      4,995    5,300,000 PRN      DEFINED        5,300,000
BORGWARNER INC                 COMMON             099724106      2,291       75,700 SH       DEFINED           75,700
CADENCE DESIGN SYS INC         NOTE 1.375% 12/1   127387AF5      1,204    1,500,000 PRN      DEFINED        1,500,000
CARNIVAL CORP                  DBCV 0.500% 4/2    143658AV4      4,638    7,000,000 PRN      DEFINED        7,000,000
CELANESE CORP DEL              PFD 4.25% CONV     150870202      6,525      200,000 SH       DEFINED          200,000
CEPHALON INC                   NOTE 6/1           156708AL3      5,519    5,000,000 PRN      DEFINED        5,000,000
CHINA ED ALLIANCE INC          COMMON NEW         16938Y207         26        5,000 SH       DEFINED            5,000
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1    169483AC8      1,619    2,500,000 PRN      DEFINED        2,500,000
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1    210795PJ3      2,140    2,000,000 PRN      DEFINED        2,000,000
D R HORTON INC                 COMMON             23331A109      2,512      220,200 SH       DEFINED          220,200
DANAHER CORP DEL               NOTE 1/2           235851AF9      9,931   10,000,000 PRN      DEFINED       10,000,000
DST SYS INC DEL                DBCV 8/1           233326AD9      3,120    3,000,000 PRN      DEFINED        3,000,000
FREEPORT-MCMORAN COPPER        PFD CONV           35671D782     12,960      126,900 SH       DEFINED          126,900
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750% 12/1   390064AK9      3,485    4,000,000 PRN      DEFINED        4,000,000
INVITROGEN CORP                NOTE 2.000% 8/0    46185RAJ9      8,040    5,774,000 PRN      DEFINED        5,774,000
JETBLUE AIRWAYS CORP           DBCV 6.750% 10/1   477143AG6      4,412    3,000,000 PRN      DEFINED        3,000,000
KING PHARMACEUTICALS INC       NOTE 1.250% 4/0    495582AJ7      1,035    1,200,000 PRN      DEFINED        1,200,000
LEAP WIRELESS INTL INC         NOTE 4.500% 7/1    521863AL4      2,445    3,000,000 PRN      DEFINED        3,000,000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1    53219LAH2      2,584    3,000,000 PRN      DEFINED        3,000,000
LIONS GATE ENTMNT INC          NOTE 3.625% 3/1    535919AG9      3,949    4,500,000 PRN      DEFINED        4,500,000
MICRON TECHNOLOGY INC          NOTE 4.250% 10/1   595112AJ2      5,355    3,000,000 PRN      DEFINED        3,000,000
MOLINA HEALTHCARE INC          NOTE 3.750% 10/0   60855RAA8      2,468    3,000,000 PRN      DEFINED        3,000,000
MYLAN INC                      PFD CONV           628530206      5,150        5,000 SH       DEFINED            5,000
ON SEMICONDUCTOR CORP          NOTE 4/1           682189AE5      2,040    2,000,000 PRN      DEFINED        2,000,000
OSI PHARMACEUTICALS INC        NOTE 3.250% 9/0    671040AD5      2,910    3,100,000 PRN      DEFINED        3,100,000
PDL BIOPHARMA INC              COMMON             69329Y954          2       86,000 SH  PUT  DEFINED           86,000
PROTEIN DESIGN LABS INC        NOTE 2.750% 8/1    74369LAD5      1,643    1,500,000 PRN      DEFINED        1,500,000
PROTEIN DESIGN LABS INC        NOTE 2.000% 2/1    74369LAF0      1,429    1,500,000 PRN      DEFINED        1,500,000
QWEST COMMUNICATIONS INTL      NOTE 3.500% 11/1   749121BY4      4,030    4,000,000 PRN      DEFINED        4,000,000
STEWART ENTERPRISES INC        NOTE 3.375% 7/1    860370AK1      3,150    3,750,000 PRN      DEFINED        3,750,000
SYNAPTICS INC                  NOTE 0.750% 12/0   87157DAB5      4,754    4,796,000 PRN      DEFINED        4,796,000
UNITED STATES STL CORP NEW     COMMON             912909108      1,713       38,600 SH       DEFINED           38,600
                                                               119,582
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